UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from

01-December-06	to	01-June-07

Commission File Number of Issuing entity:	001-33017

           STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-131889

      Synthetic Fixed-Income Securities, Inc.

(Exact name of depositor as specified in its charter)

     Synthetic Fixed-Income Securities, Inc.

(Exact name of sponsor as specified in its charter)

                            Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

               52-2316339

(I.R.S. Employer Identification No.)

301 S. College Street, DC-8
Charlotte, NC	28288
(Address of principal executive offices of issuing entity)	(Zip Code)

(704) 715-8400
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

STRATS(SM) 7.00% Callable Class A-1 Certificates, Series 2006-4			☒

Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?     YES       ☒             NO _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated September 6, 2006, relating to the Callable Class A-1 Certificates, Series 2006-4 (the “Certificates”) and the related Prospectus, dated September 8, 2006 (collectively, the “Prospectus”), of STRATS(SM) Trust for News Corporation Securities, Series 2006-4 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Class A-1 Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

News Corporation, the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”). For information on News Corporation please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 001-32352. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by News Corporation may be accessed on this site. You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC. The public may read and copy any materials filed with the Commission at the Commission’s Public Reference Room at 100 F Street, NE, Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. Please call the SEC at (800) SEC-0330 for further information on the operation of the SEC's public reference rooms. In addition, such reports and other information can be inspected at the offices of the New York Stock Exchange at 20 Broad Street, New York, New York 10005. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 June 2007 Semi-Annual Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 June 2007 Semi-Annual Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4

(Issuing Entity)

U.S. Bank Trust National Association

(Trustee)

Date:	June 11, 2007
By: /s/ James Whang
Name: James Whang
Title: Managing Director

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Distribution Statement

To the Holders of:
STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4
Structured Repackaged Asset-Backed Trust Securities
*CUSIP:	863117206 – 7.000% Class A-1 Certificates
*CUSIP:	863117AA5 – 0.900% Class A-2 Certificates

U.S. Bank Trust National Association, as Trustee for the STRATS(SM) Trust For News Corporation Securities, Series 2006-4, hereby gives notice with respect to the Scheduled Distribution Date of June 1, 2007 (the “Distribution Date”) as follows:

Record Date: June 1, 2007
Collection Period: December 2, 2006 through June 1, 2007, 180 Days
Distribution Date: June 1, 2007
Underlying Security: News America Holdings Incorporated 7.90% corporate bonds due 12/1/2095
CUSIP of Underlying Security*: 652478BB3

Certificate Account Holdings as of beginning of Collection Period
Cash Balance:	$0.00
Number of Underlying Securities Held:	One
Principal Amount of Underlying Security:	$33,000,000.00

Cash Flows received during Collection Period
Scheduled Income received on Underlying Securities on Distribution Date:	$1,303,500.00
Principal Received on Underlying Securities:	$0.00

LESS:
Class A-1 Allocation paid to Certificateholders:	$1,155,000.00
Per $25 Class A-1 Certificate:	$0.8750000
Class A-2 Allocation:	$148,500.00
Fees Paid to Trustee from Class A-2 Allocation:	$2,000.00
Listing Fee Paid from Class A-2 Allocation:	$2,500.00
Payment to Class A-2 Certificateholders:	$144,000.00
Per $1,000 Notional Amount of Class A-2 Certificates:	$4.3636364

Certificate Account Holdings at close of business on Distribution Date
Cash Balance:	$0.00
Number of Underlying Securities Held:	One
Principal Amount of Underlying Securities:	$33,000,000.00

Issued by Trust and outstanding as of beginning of Collection Period
1,320,000 Class A-1 Certificates representing Stated Amount:	$33,000,000.00
Notional Amount of Class A-2 Certificates:	$33,000,000.00
Number of Call Warrants:	66

Issued by Trust and outstanding at close of business on Distribution Date
1,320,000 Class A-1 Certificates representing Stated Amount:	$33,000,000.00
Notional Amount of Class A-2 Certificates:	$33,000,000.00
Number of Call Warrants:	66

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included solely for the convenience of the Holders.